Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Deferred rent, long-term
Reclassification of deferred rent from long-term to short-term	$ (0.5)
Deferred rent, Current
Reclassification of deferred rent from long-term to short-term	$ 0.5